Financial Assets - Schedule of Balance of Financial Assets (Details) - COP ($) $ in Millions		Dec. 31, 2024		Dec. 31, 2023
Schedule of Balance of Financial Assets [Abstract]
Financial assets measured at fair value through other comprehensive income	[1]	$ 14,739		$ 23,964
Derivative financial instruments		4,469	[2]
Financial assets measured at fair value through profit or loss		458		546
Financial assets measured at amortized cost				578	[3]
Derivative financial instruments designated as hedge instruments				2,378	[4]
Total financial assets		19,666		27,466
Current		4,525		2,452
Non-current		$ 15,141		$ 25,014

[1]	Financial assets measured at fair value through other comprehensive income are equity investments not held for sale. The detail of these investments is as follows:
[2]	Relates to forward contracts used to hedge the variation in the exchange rates. The fair value of these instruments is estimated based on valuation models who use variables other than quoted prices.
[3]	Financial assets measured at amortized cost represented:
[4]	Derivative instruments designated as hedging instrument relates to forward of exchange rate. The fair value of these instruments is determined based on valuation models used by market participants.